ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Narrative (Details) - Natal Agro S.R.L.		12 Months Ended
	Jun. 10, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 10, 2024 $ / shares	Jun. 10, 2024 USD ($) shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares acquired | shares				116,225
Par value per share | $ / shares			$ 10
Percentage of equity and voting interest acquired				51.00%
Cash payment				$ 215,415
Maximum working capital loan				$ 3,000,000
Percentage of revenue to be received				15.00%
Effect of adjustment resulting in identification of intangible asset		$ 800,000
Deferred income tax		500,000
Non-controlling interest		800,000
Change in the fair value of the consideration		400,000
Gain from a bargain purchase	$ 1,032,327	1,000,000
Goodwill		$ 200,000